Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab® Government Money Market Portfolio

(each, a Trust and collectively, the Trusts)

Supplement dated September 24, 2020 to all currently effective Statutory Prospectuses and Statements of Additional Information (SAIs) of each series (each, a fund and collectively, the funds) of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.

At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

12.	Schwab Government Money Market Portfolio

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.12

Total annual fund operating expenses	0.31

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$32	$100	$174	$393

Schwab Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB ANNUITY PORTFOLIOS

Schwab® Government Money Market Portfolio

(each, a Trust and collectively, the Trusts)

Supplement dated September 24, 2020 to all currently effective Statutory Prospectuses and Statements of Additional Information (SAIs) of each series (each, a fund and collectively, the funds) of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.

At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

12.	Schwab Government Money Market Portfolio

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section: The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)[1]

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.12

Total annual fund operating expenses	0.31

[1]	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$32	$100	$174	$393

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.31%	[1]
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	$ 393

[1]	The information in the table has been restated to reflect current fees and expenses.